Accounts Receivable, Sales and Allowances - Allowance for customer deduction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 9
Provision	70	$ 58
Charges processed	(74)	(49)
Balance at end of period	5	9
Commercial rebates
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	7
Balance at end of period	4	7
Commercial rebates | Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	7
Provision	56	46
Charges processed	(59)	(39)
Balance at end of period	4	7
Discounts and allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	2
Balance at end of period	1	2
Discounts and allowances | Trade accounts receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	2
Provision	14	12
Charges processed	(15)	(10)
Balance at end of period	$ 1	$ 2